Quarterly Report
September 30, 2025
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4%
The Communication Services Select Sector SPDR Fund (a) (Cost $1,402,766)	13,125	$1,553,606
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $3,412)	3,412	3,412
TOTAL INVESTMENTS — 99.6% (Cost $1,406,178)		1,557,018
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		6,979
NET ASSETS — 100.0%		$1,563,997

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Communication Services Select Sector SPDR Fund	N/A	USD 121	10/17/2025	(130)	USD (1,573,000)	$ (8,125)	$(13,520)	$5,395

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,553,606	$—	$—	$1,553,606
Short-Term Investment	3,412	—	—	3,412
TOTAL INVESTMENTS	$1,557,018	$—	$—	$1,557,018
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$5,395	$—	$—	$5,395
TOTAL OTHER FINANCIAL INSTRUMENTS:	$5,395	$—	$—	$5,395

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$16,665	$13,253	$—	$—	3,412	$3,412	$28
The Communication Services Select Sector SPDR Fund	—	—	2,240,329	845,598	8,035	150,840	13,125	1,553,606	5,490
Total		$—	$2,256,994	$858,851	$8,035	$150,840		$1,557,018	$5,518
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4%
The Consumer Discretionary Select Sector SPDR Fund (a) (Cost $1,204,453)	5,344	$1,280,636
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $2,457)	2,457	2,457
TOTAL INVESTMENTS — 99.6% (Cost $1,206,910)		1,283,093
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		5,742
NET ASSETS — 100.0%		$1,288,835

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Consumer Discretionary Select Sector SPDR Fund	N/A	USD 250	10/17/2025	(53)	USD (1,325,000)	$ (3,286)	$(9,699)	$6,413

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,280,636	$—	$—	$1,280,636
Short-Term Investment	2,457	—	—	2,457
TOTAL INVESTMENTS	$1,283,093	$—	$—	$1,283,093
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$6,413	$—	$—	$6,413
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,413	$—	$—	$6,413

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$19,524	$17,067	$—	$—	2,457	$2,457	$32
The Consumer Discretionary Select Sector SPDR Fund	—	—	1,256,932	54,492	2,013	76,183	5,344	1,280,636	2,289
Total		$—	$1,276,456	$71,559	$2,013	$76,183		$1,283,093	$2,321
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9%
The Consumer Staples Select Sector SPDR Fund (a) (Cost $1,250,048)	15,350	$1,202,980
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $11,547)	11,547	11,547
TOTAL INVESTMENTS — 99.9% (Cost $1,261,595)		1,214,527
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,609
NET ASSETS — 100.0%		$1,216,136

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Consumer Staples Select Sector SPDR Fund	N/A	USD 82	10/17/2025	(151)	USD (1,238,200)	$ (1,208)	$(6,040)	$4,832

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,202,980	$—	$—	$1,202,980
Short-Term Investment	11,547	—	—	11,547
TOTAL INVESTMENTS	$1,214,527	$—	$—	$1,214,527
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$4,832	$—	$—	$4,832
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,832	$—	$—	$4,832

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$23,252	$11,705	$—	$—	11,547	$11,547	$34
The Consumer Staples Select Sector SPDR Fund	—	—	1,261,593	11,287	(258)	(47,068)	15,350	1,202,980	8,308
Total		$—	$1,284,845	$22,992	$(258)	$(47,068)		$1,214,527	$8,342
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
The Energy Select Sector SPDR Fund (a) (Cost $1,497,968)	16,699	$1,491,889
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $9,015)	9,015	9,015
TOTAL INVESTMENTS — 99.7% (Cost $1,506,983)		1,500,904
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		4,926
NET ASSETS — 100.0%		$1,505,830

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Energy Select Sector SPDR Fund	N/A	USD 92	10/17/2025	(113)	USD (1,039,600)	$ (6,893)	$(11,091)	$4,198
The Energy Select Sector SPDR Fund	N/A	USD 93	10/17/2025	(83)	USD (771,900)	(3,320)	(7,387)	4,067
						$(10,213)	$(18,478)	$8,265

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,491,889	$—	$—	$1,491,889
Short-Term Investment	9,015	—	—	9,015
TOTAL INVESTMENTS	$1,500,904	$—	$—	$1,500,904
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$8,265	$—	$—	$8,265
TOTAL OTHER FINANCIAL INSTRUMENTS:	$8,265	$—	$—	$8,265
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$14,373	$5,358	$—	$—	9,015	$9,015	$42
The Energy Select Sector SPDR Fund	—	—	1,497,203	8,768	9,533	(6,079)	16,699	1,491,889	—
Total		$—	$1,511,576	$14,126	$9,533	$(6,079)		$1,500,904	$42
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3%
The Financial Select Sector SPDR Fund (a) (Cost $987,830)	18,709	$1,007,853
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $6,191)	6,191	6,191
TOTAL INVESTMENTS — 99.9% (Cost $994,021)		1,014,044
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,112
NET ASSETS — 100.0%		$1,015,156

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Financial Select Sector SPDR Fund	N/A	USD 55	10/17/2025	(185)	USD (1,017,500)	$ (6,198)	$(10,360)	$4,162

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,007,853	$—	$—	$1,007,853
Short-Term Investment	6,191	—	—	6,191
TOTAL INVESTMENTS	$1,014,044	$—	$—	$1,014,044
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$4,162	$—	$—	$4,162
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,162	$—	$—	$4,162

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$15,011	$8,820	$—	$—	6,191	$6,191	$31
The Financial Select Sector SPDR Fund	—	—	1,001,875	14,314	268	20,024	18,709	1,007,853	3,351
Total		$—	$1,016,886	$23,134	$268	$20,024		$1,014,044	$3,382
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
The Health Care Select Sector SPDR Fund (a) (Cost $1,234,454)	9,152	$1,273,684
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $6,636)	6,636	6,636
TOTAL INVESTMENTS — 100.5% (Cost $1,241,090)		1,280,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,812)
NET ASSETS — 100.0%		$1,273,508

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Health Care Select Sector SPDR Fund	N/A	USD 140	10/17/2025	(91)	USD (1,274,000)	$ (14,879)	$(9,191)	$(5,688)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,273,684	$—	$—	$1,273,684
Short-Term Investment	6,636	—	—	6,636
TOTAL INVESTMENTS	$1,280,320	$—	$—	$1,280,320
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Depreciation	$(5,688)	$—	$—	$(5,688)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,688)	$—	$—	$(5,688)

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$18,393	$11,757	$—	$—	6,636	$6,636	$35
The Health Care Select Sector SPDR Fund	—	—	1,257,739	23,439	154	39,230	9,152	1,273,684	5,747
Total		$—	$1,276,132	$35,196	$154	$39,230		$1,280,320	$5,782
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2%
The Industrial Select Sector SPDR Fund (a) (Cost $987,973)	6,468	$997,560
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $7,872)	7,872	7,872
TOTAL INVESTMENTS — 101.0% (Cost $995,845)		1,005,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(9,843)
NET ASSETS — 100.0%		$995,589

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Industrial Select Sector SPDR Fund	N/A	USD 155	10/17/2025	(64)	USD (992,000)	$ (11,040)	$(5,120)	$(5,920)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$997,560	$—	$—	$997,560
Short-Term Investment	7,872	—	—	7,872
TOTAL INVESTMENTS	$1,005,432	$—	$—	$1,005,432
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Depreciation	$(5,920)	$—	$—	$(5,920)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,920)	$—	$—	$(5,920)

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$17,644	$9,772	$—	$—	7,872	$7,872	$40
The Industrial Select Sector SPDR Fund	—	—	996,680	8,610	(97)	9,587	6,468	997,560	4,074
Total		$—	$1,014,324	$18,382	$(97)	$9,587		$1,005,432	$4,114
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
The Materials Select Sector SPDR Fund (a) (Cost $1,959,260)	21,895	$1,962,230
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $18,174)	18,174	18,174
TOTAL INVESTMENTS — 100.0% (Cost $1,977,434)		1,980,404
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(97)
NET ASSETS — 100.0%		$1,980,307

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Materials Select Sector SPDR Fund	N/A	USD 93	10/17/2025	(218)	USD (2,027,400)	$ (4,360)	$(13,734)	$9,374

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,962,230	$—	$—	$1,962,230
Short-Term Investment	18,174	—	—	18,174
TOTAL INVESTMENTS	$1,980,404	$—	$—	$1,980,404
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$9,374	$—	$—	$9,374
TOTAL OTHER FINANCIAL INSTRUMENTS:	$9,374	$—	$—	$9,374

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$39,039	$20,865	$—	$—	18,174	$18,174	$71
The Materials Select Sector SPDR Fund	—	—	1,979,873	20,826	213	2,970	21,895	1,962,230	9,397
Total		$—	$2,018,912	$41,691	$213	$2,970		$1,980,404	$9,468
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
The Real Estate Select Sector SPDR Fund (a) (Cost $1,505,909)	35,496	$1,495,447
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $8,276)	8,276	8,276
TOTAL INVESTMENTS — 99.7% (Cost $1,514,185)		1,503,723
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		4,900
NET ASSETS — 100.0%		$1,508,623

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Real Estate Select Sector SPDR Fund	N/A	USD 43	10/17/2025	(353)	USD (1,517,900)	$ (7,060)	$(9,178)	$2,118

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,495,447	$—	$—	$1,495,447
Short-Term Investment	8,276	—	—	8,276
TOTAL INVESTMENTS	$1,503,723	$—	$—	$1,503,723
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$2,118	$—	$—	$2,118
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,118	$—	$—	$2,118

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$24,499	$16,223	$—	$—	8,276	$8,276	$58
The Real Estate Sector SPDR Fund	—	—	1,530,875	24,420	(546)	(10,462)	35,496	1,495,447	11,302
Total		$—	$1,555,374	$40,643	$(546)	$(10,462)		$1,503,723	$11,360
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.8%
The Technology Select Sector SPDR Fund (a) (Cost $1,773,087)	6,521	$1,838,010
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $14,538)	14,538	14,538
TOTAL INVESTMENTS — 101.6% (Cost $1,787,625)		1,852,548
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(28,616)
NET ASSETS — 100.0%		$1,823,932

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Technology Select Sector SPDR Fund	N/A	USD 275	10/17/2025	(38)	USD (1,045,000)	$ (37,525)	$(16,264)	$(21,261)
The Technology Select Sector SPDR Fund	N/A	USD 290	10/17/2025	(27)	USD (783,000)	(4,117)	(7,722)	3,605
						$(41,642)	$(23,986)	$(17,656)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,838,010	$—	$—	$1,838,010
Short-Term Investment	14,538	—	—	14,538
TOTAL INVESTMENTS	$1,852,548	$—	$—	$1,852,548
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$3,605	$—	$—	$3,605
Call Options Written - Unrealized Depreciation	(21,261)	—	—	(21,261)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(17,656)	$—	$—	$(17,656)
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$28,566	$14,028	$—	$—	14,538	$14,538	$52
The Technology Select Sector SPDR Fund	—	—	1,799,436	26,035	(314)	64,923	6,521	1,838,010	1,354
Total		$—	$1,828,002	$40,063	$(314)	$64,923		$1,852,548	$1,406
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.8%
The Utilities Select Sector SPDR Fund (a) (Cost $1,766,142)	20,836	$1,817,108
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $20,344)	20,344	20,344
TOTAL INVESTMENTS — 101.9% (Cost $1,786,486)		1,837,452
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(34,714)
NET ASSETS — 100.0%		$1,802,738

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The Fund had the following Written Call Options contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
The Utilities Select Sector SPDR Fund	N/A	USD 86	10/17/2025	(148)	USD (1,272,800)	$ (30,118)	$(10,360)	$(19,758)
The Utilities Select Sector SPDR Fund	N/A	USD 87	10/17/2025	(58)	USD (504,600)	(7,453)	(4,002)	(3,451)
						$(37,571)	$(14,362)	$(23,209)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,817,108	$—	$—	$1,817,108
Short-Term Investment	20,344	—	—	20,344
TOTAL INVESTMENTS	$1,837,452	$—	$—	$1,837,452
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Depreciation	$(23,209)	$—	$—	$(23,209)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(23,209)	$—	$—	$(23,209)
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$32,658	$12,314	$—	$—	20,344	$20,344	$44
The Utilities Select Sector SPDR Fund	—	—	1,776,818	10,513	(163)	50,966	20,836	1,817,108	8,455
Total		$—	$1,809,476	$22,827	$(163)	$50,966		$1,837,452	$8,499
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025, is disclosed in each Fund's respective Schedule of Investments.
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended September 30, 2025, all the funds entered into option contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2025, are disclosed in the Funds’ respective Schedules of Investments.